Leonard W. Burningham

Lawyer

Hermes Building * Suite 205

455 East Fifth South

Salt Lake City, Utah 84111-3323

         Of Counsel                                                                                     Telephone (801) 363-7411

Branden T. Burningham, Esq.                                                                           Fax (801) 355-7126

Bradley C. Burningham, Esq.                                                             e-mail lwb@burninglaw.com

August 6, 2007

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:                   Reflect Scientific, Inc.

                        Form 10-KSB/A-3 for the year ended December 31, 2006

                        File No. 000-31377

Dear Ladies and Gentlemen:

This letter is in regards to our filing of our 10KSB/A-2.  We inadvertently, at the time of EDGARization, included the holdings of two non-affiliates in "affiliate" ownership in arriving at the computations about non-affiliate ownership and value on the cover page of the 10KSB/A-2.  Neither of the non-affiliate persons who were included in these computations participate in management decisions, attend Board of Director meetings or are consulted about management decisions; and Kim Boyce, the President of the Company, owns approximately 51% of the outstanding voting securities of the Company.

Thank you.

                                                                        Yours very sincerely,

                                                                        /s/Leonard W. Burningham

                                                                        Leonard W. Burningham

LWB/sg